EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Statements of Additional Information dated August 1, 2006

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2006

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated January 1, 2007

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE GLOBAL GROWTH FUND
EATON VANCE GROWTH FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Statements of Additional Information dated January 1, 2007

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
Supplement to Statements of Additional Information dated February 1, 2007

EATON VANCE-ATLANTA CAPITAL BOND FUND
EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND
Supplement to Statement of Additional Information dated February 1, 2007

EATON VANCE DIVERSIFIED INCOME FUND
EATON VANCE DIVIDEND INCOME FUND
EATON VANCE EQUITY RESEARCH FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE INTERNATIONAL EQUITY FUND
EATON VANCE LOW DURATION FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE STRUCTURED EMERGING MARKETS FUND
EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statements of Additional Information dated March 1, 2007

EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated March 30, 2007

EATON VANCE FLORIDA INSURED MUNICIPALS FUND
EATON VANCE HAWAII MUNICIPALS FUND
EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE KANSAS MUNICIPALS FUND
Supplement to Statements of Additional Information dated April 1, 2007

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
EATON VANCE PRIME RATE RESERVES
EV CLASSIC SENIOR FLOATING-RATE FUND
Supplement to Statements of Additional Information dated April 1, 2007

(collectively, “the Funds”)

Effective April 23, 2007, Allen R. Freedman and Heidi L. Steiger were appointed noninterested Trustees and Thomas E. Faust Jr. was appointed an interested Trustee. The following amends the biographical information in the Trustees’ table under “Management and Organization”.

Number of Portfolios
in Fund Complex
	Position(s) with the Term of Office and			Overseen By
Name and Date of Birth	Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	President of EVC, Eaton Vance, BMR and EV, and Director of EVD. Chief	164	Director of EVC
5/31/58			Investment Officer of EVC, Eaton Vance and BMR. Trustee and/or
officer of 164 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance,
EVC, EVD and EV, which are affiliates of the Trust.
Noninterested Trustees

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc.	169	Director of Assurant, Inc.,
4/3/40			(insurance provider) (1978-2000).		Loring Ward International (fund
distributor) and Stonemor
Partners L.P. (owner and
operator of cemeteries)

HEIDI L. STEIGER	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth	169	Director of Nuclear Electric
7/8/53			management firm) (since 2005); President and Contributing Editor,		Insurance Ltd. (nuclear
			Worth Magazine (2004); Executive Vice President and Global Head of		insurance provider) and Aviva
			Private Asset Management (and various other positions), Neuberger		USA (insurance provider)
Berman (investment firm) (1986-2004).

(1)Includes both master and feeder funds in a master-feeder structure.

In connection with the appointment of new Trustees, the members of the Audit Committee, Governance Committee and Special Committee have changed. The new Committee members are as follows:

Audit Committee: Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Steiger and Ms. Stout.

Governance Committee: Ms. Stout (Chair), Messrs. Esty, Freedman, Hayes, Park, Pearlman, Reamer, Verni and Ms. Steiger.

Special Committee: Messrs. Hayes (Chair), Esty, Freedman, Park, Pearlman, Reamer and Verni.

May 7, 2007